Financial Instruments - Fair Value of Financial Instruments Not Measured at Fair Value but for which Fair Value is Disclosed (Detail) - TWD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,864,862.6	$ 1,413,495.3
Financial liabilities	1,669,387.6	1,356,648.7
Financial assets at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	129,727.4
Financial assets at amortised cost, class [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	80,994.9	5,307.0
Financial assets at amortised cost, class [member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	48,732.5
Financial liabilities at amortised cost [member] | Bonds payable including long-term liabilities-current portion) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	852,436.4	614,470.7
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial assets at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	129,118.1
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial assets at amortised cost, class [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	80,236.1	5,318.0
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial assets at amortised cost, class [member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	48,882.0
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial liabilities at amortised cost [member] | Bonds payable including long-term liabilities-current portion) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 765,301.5	$ 613,514.7